CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ (282,630)	$ (40,978)	¥ 88,891	¥ 174,446
Adjustment to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	88,494	12,830	72,148	54,271
Inventory write-down	32,846	4,762	8,103	22,577
Share-based compensation	19,560	2,836	47,405	72,203
Allowance for doubtful accounts	52,997	7,684	25,541	4,484
Deferred income tax (benefits) expenses	22,644	3,283	(21,115)	(1,492)
Investment income	(7,350)	(1,066)	(1,369)	(10,800)
Changes in operating assets and liabilities:
Accounts and notes receivable from third parties	7,505	1,088	99,877	(118,403)
Accounts receivable from a related party	(39,462)	(5,721)	287,690	98,792
Inventories	41,214	5,975	(145,079)	(43,937)
Prepaid expenses and other current assets	(25,710)	(3,728)	(76,193)	(23,543)
Other receivables from related parties	63,432	9,197	(266)	(64,103)
Amounts due to related parties	6,133	889	(118,777)	99,086
Interest received relating to the investment income recognized in previous year	3,243	470	2,785	8,089
Accounts and notes payable	(225,050)	(32,629)	67,737	(41,788)
Advances from customers	18,737	2,717	(12,981)	9,463
Income tax payables	(26,669)	(3,867)	(7,619)	17,440
Accrued expenses and other liabilities	(29,220)	(4,236)	3,202	421
Lease liabilities	(4,883)	(708)	(11,012)	(8,392)
Purchase of a land use right				(63,618)
Net cash provided by (used in) operating activities	(284,169)	(41,202)	308,968	185,196
Cash flows from investing activities
Purchase of equipment	(195,555)	(28,353)	(99,448)	(47,509)
Purchase of lease hold improvement			(3,991)	(569)
Purchase of intangible assets	(4,405)	(639)	(6,733)	(2,365)
Purchase of short-term investments	(347,971)	(50,451)	(1,796,620)	(3,256,151)
Maturity of short-term investments	983,887	142,650	1,663,489	2,874,162
Placement of short-term deposits	(171,541)	(24,871)	(164,761)	(215,630)
Maturities of short-term deposits			162,743	214,979
Placement of long-term deposits			(30,000)
Maturities of long-term deposits	50,000	7,249	10,000
Proceeds from disposal of property and equipment	132	19
Net cash (used in) provided by investing activities	314,547	45,604	(265,321)	(433,083)
Cash flows from financing activities
Proceeds from exercise of vested share options	2,936	426	12,920	6,615
(Repayment) receipt of borrowing	118,662	17,204	16,106	(95,868)
Capital injection in subsidiaries from non-controlling shareholders or investors			175
Purchase of non-controlling interests				(1,286)
Repurchase of ordinary shares	(8,035)	(1,165)	(12,068)	(54,600)
Dividends paid by non-wholly owned subsidiaries to non-controlling interests				(1,236)
Net cash (used in) provided by financing activities	113,563	16,465	17,133	(146,375)
Effect of exchange rate changes on cash and cash equivalents	46,482	6,739	(12,703)	(34,034)
Net (decrease) increase in cash and cash equivalents and restricted cash	190,423	27,606	48,077	(428,296)
Cash and cash equivalents and restricted cash at the beginning of the year	622,786	90,295	574,709	1,003,005
Cash and cash equivalents and restricted cash at the end of the year	813,209	117,901	622,786	574,709
Cash and cash equivalents at the end of the year	737,139	106,875	586,955	504,108
Restricted cash at the end of the year	76,070	11,029	35,831	70,601
Supplemental disclosures of cash flow information:
Cash paid for income tax	(22,802)	(3,306)	(34,446)	(27,373)
Cash paid for interest expense, net of amounts capitalized				(76)
Acquisition of equipment in form of other payable	¥ 16,075	$ 2,331	¥ 60,507	¥ 15,624